CONTINGENCIES - Beijing Baosheng (Details) - Beijing Baosheng ¥ in Thousands			1 Months Ended
	Apr. 16, 2019	May 17, 2016	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Equity Ownership Dispute
Loss Contingencies [Line Items]
Equity interest under litigation	5.00%	5.00%	5.00%	5.00%
Contractual Dispute
Loss Contingencies [Line Items]
Damge sought			¥ 47,650	$ 6,838,404
Loss contingencies, amount accrued			¥ 10,000		$ 1,532,567